Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation

The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Gelteq Limited (‘Company’ or ’parent entity’) as at 30 June 2024 and 30 June 2023 and the results of all subsidiaries for the years then ended. Gelteq Limited and its subsidiaries together are referred to in these financial statements as the ‘Consolidated Entity’.

Subsidiaries are all those entities over which the Consolidated Entity has control. The Consolidated Entity controls an entity when the Consolidated Entity is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Consolidated Entity. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealised gains on transactions between entities in the Consolidated Entity are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Consolidated Entity.

The acquisition of subsidiaries is accounted for using the acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference between the consideration transferred and the book value of the share of the non-controlling interest acquired is recognised directly in equity attributable to the parent.

Where the Consolidated Entity loses control over a subsidiary, it derecognises the assets including goodwill, liabilities and non-controlling interest in the subsidiary together with any cumulative translation differences recognised in equity. The Consolidated Entity recognises the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Revenue from contracts with customers

(b) Revenue from contracts with customers

Revenue arises mainly from the manufacturing and sale of products. To determine whether to recognise revenue, the consolidated entity follows a 5-step process:

(1)	Identifying the contract with a customer
(2)	Identifying the performance obligations
(3)	Determining the transaction price
(4)	Allocating the transaction price to the performance obligations
(5)	Recognising revenue when/as the performance obligations are satisfied.

Revenue is recognised either at a point in time or over time, when the consolidated entity satisfies performance obligations by transferring the promised goods or services to its customers.

The consolidated entity recognises contract liabilities for consideration received in respect to unsatisfied performance obligations and reports these amounts as other liabilities (which we refer to as deferred revenues) in the consolidated statement of financial position. Similarly, if the Consolidated Entity satisfies a performance obligation before it receives the consideration, the consolidated entity recognises either a contract asset or a receivable in its consolidated statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Sale of Products

Revenue from sale of product for a fixed fee is recognised when or as the consolidated entity transfers control of the assets to the customer.

Research and Development Tax Incentive

(c) Research and Development Tax Incentive

The Research and Development Tax Incentive programme provides tax offsets for expenditure on eligible R&D activities. Under the programme, the consolidated entity, is entitled to a refundable R&D credit in Australia on the eligible R&D expenditure incurred on eligible R&D activities. The refundable R&D tax offset is accounted for under IAS 20 Accounting for Government Grants and Disclosure of Government Assistance, as per which the R&D tax offset income is recognised when there is reasonable assurance that it will be received. It is recognised in the consolidated statement of comprehensive income in the same period that the related costs are recognised as expenses and relates to refundable amounts on approved expenses.

Business Combinations/Asset Acquisitions

(d) Business Combinations/Asset Acquisitions

Business combinations occur where an acquirer obtains control over one or more businesses and results in the consolidation of its assets and liabilities.

A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control. The business combination will be accounted for from the date that control is obtained, whereby the fair value of the identifiable assets acquired and liabilities (including contingent liabilities) assumed are recognised (subject to certain limited exceptions).

If the acquisition of an asset or a Consolidated Entity of assets does not constitute a business, the individual identifiable assets acquired (including intangible assets) and liabilities are assumed. The cost of the Consolidated Entity shall be allocated to the individual identifiable assets and liabilities on the basis of their relative fair values at the date of purchase. Such a transaction or event does not give rise to goodwill.

Determining whether a particular set of assets and activities is a business should be based on whether the integrated set is capable of being conducted and managed as a business by a market participant. Thus, in evaluating whether a particular set is a business, it is not relevant whether a seller operated the set as a business or whether the acquirer intends to operate the set as a business. In the absence of evidence to the contrary, a particular set of assets and activities in which goodwill is present shall be presumed to be a business. However, a business need not have goodwill.

Income Tax

(e) Income Tax

The income tax expense (income) for the periods ended 30 June 2024 and 2023 comprises current income tax expense (income) and deferred tax expense (income).

Current tax assets and liabilities are offset where a legally enforceable right of set-off exists and it is intended that net settlement or simultaneous realisation and settlement of the respective asset and liability will occur. Deferred tax assets and liabilities are offset where: (a) a legally enforceable right of set-off exists; and (b) the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where it is intended that net settlement or simultaneous realisation and settlement of the respective asset and liability will occur in future periods in which significant amounts of deferred tax assets or liabilities are expected to be recovered or settled.

Deferred income tax expense reflects movements in deferred tax asset and deferred tax liability balances during the period, as well as unused tax losses.

Current and deferred income tax expense (income) is charged or credited outside profit or loss when the tax relates to items that are recognised outside profit or loss or arising from a business combination.

Except for business combinations, no deferred income tax is recognised from the initial recognition of an asset or liability where there is no effect on accounting or taxable profit or loss.

A deferred tax liability shall be recognised for all taxable temporary differences, except to the extent that the deferred tax liability arises from:

(a)	the initial recognition of goodwill; or
(b)	the initial recognition of an asset or liability in a transaction which:
(i)	is not a business combination; and
(ii)	at the time of the transaction, affects neither accounting profit nor taxable profit (tax loss).

Deferred tax assets and liabilities are calculated at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled and their measurement also reflects the manner in which management expects to recover or settle the carrying amount of the related asset or liability.

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that it is probable that future taxable profit will be available against which the benefits of the deferred tax asset can be utilised.

Fair Value of Assets and Liabilities

(f) Fair Value of Assets and Liabilities

The Consolidated Entity measures some of its assets and liabilities at fair value on either a recurring or non-recurring basis, depending on the requirements of the applicable Accounting Standard.

Fair value is the price the Consolidated Entity would receive to sell an asset or would have to pay to transfer a liability in an orderly (i.e. unforced) transaction between independent, knowledgeable and willing market participants at the measurement date.

As fair value is a market-based measure, the closest equivalent observable market pricing information is used to determine fair value. Adjustments to market values may be made having regard to the characteristics of the specific asset or liability. The fair values of assets and liabilities that are not traded in an active market are determined using one or more valuation techniques. These valuation techniques maximise, to the extent possible, the use of observable market data.

To the extent possible, market information is extracted from either the principal market for the asset or liability (i.e. the market with the greatest volume and level of activity for the asset or liability) or, in the absence of such a market, the most advantageous market available to the entity at the end of the reporting period (i.e. the market that maximises the receipts from the sale of the asset or minimises the payments made to transfer the liability, after taking into account transaction costs and transport costs).

For non-financial assets, the fair value measurement also takes into account a market participant’s ability to use the asset in its highest and best use or to sell it to another market participant that would use the asset in its highest and best use.

The fair value of liabilities and the entity’s own equity instruments (excluding those related to share-based payment arrangements) may be valued, where there is no observable market price in relation to the transfer of such financial instruments, by reference to observable market information where such instruments are held as assets. Where this information is not available, other valuation techniques are adopted and, where significant, are detailed in the respective note to the consolidated financial statements.

Financial Instruments

(g) Financial Instruments

Initial recognition and measurement

Financial assets and financial liabilities are recognised when the entity becomes a party to the contractual provisions of the instrument. For financial assets, this is equivalent to the date that the Consolidated Entity commits itself to either purchase or sell the asset (i.e. trade date accounting is adopted).

Financial instruments (except for trade receivables) are initially measured at fair value plus transactions costs, except where the instrument is classified ‘at fair value through profit or loss’ in which case transactions costs are recognised as expenses in profit or loss immediately. Where available, quoted prices in an active market are used to determine fair value. In other circumstances, valuation techniques are adopted.

Trade receivables are initially measured at the transaction price if the trade receivables do not contain a significant financing component or if the practical expedient was applied as specified in IFRS 15: Revenue from Contracts with Customers.

Classification and subsequent measurement

Financial liabilities

Financial liabilities are subsequently measured at:

–	amortised cost; or
–	fair value through profit and loss.

A financial liability is measured at fair value through profit and loss if the financial liability is:

–	a contingent consideration of an acquirer in a business combination to which IFRS 3: Business Combinations applies;
–	held for trading; or
–	initially designated as at fair value through profit or loss.

All other financial liabilities are subsequently measured at amortised cost using the effective interest method. The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest expense to profit or loss over the relevant period.

The effective interest rate is the internal rate of return of the financial asset or liability. That is, it is the rate that exactly discounts the estimated future cash flows through the expected life of the instrument to the net carrying amount at initial recognition.

Any gains or losses arising on changes in fair value are recognised in profit or loss to the extent that they are not part of a designated hedging relationship.

The change in fair value of the financial liability attributable to changes in the issuer’s credit risk is taken to other comprehensive income and is not subsequently reclassified to profit or loss. Instead, it is transferred to retained earnings upon derecognition of the financial liability.

If taking the change in credit risk to other comprehensive income enlarges or creates an accounting mismatch, these gains or losses should be taken to profit or loss rather than other comprehensive income. A financial liability cannot be reclassified.

Financial assets

Financial assets are subsequently measured at:

–	amortised cost;
–	fair value through other comprehensive income; or
–	fair value through profit or loss.

Measurement is on the basis of two primary criteria:

–	the contractual cash flow characteristics of the financial asset; and
–	the business model for managing the financial assets.

A financial asset that meets the following conditions is subsequently measured at amortised cost:

●	the financial asset is managed solely to collect contractual cash flows; and
●	contractual terms within the financial asset give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates.

A financial asset that meets the following conditions is subsequently measured at fair value through other comprehensive income:

●	the contractual terms within the financial asset give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates; and
●	the business model for managing the financial asset comprises both contractual cash flows collection and the selling of the financial asset.

By default, all other financial assets that do not meet the measurement conditions of amortised cost and fair value through other comprehensive income are subsequently measured at fair value through profit or loss.

The Consolidated Entity initially designates a financial instrument as measured at fair value through profit or loss if:

●	it eliminates or significantly reduces a measurement or recognition inconsistency (often referred to as an “accounting mismatch”) that would otherwise arise from measuring assets or liabilities or recognising the gains and losses on them on different bases;
●	it is in accordance with the documented risk management or investment strategy and information about the groupings is documented appropriately, so the performance of the financial liability that is part of a group of financial liabilities or financial assets can be managed and evaluated consistently on a fair value basis; and
●	it is a hybrid contract that contains an embedded derivative that significantly modifies the cash flows otherwise required by the contract.

The initial measurement of financial instruments at fair value through profit or loss is a one-time option on initial classification and is irrevocable until the financial asset is derecognised.

Derecognition

Derecognition of financial liabilities

A liability is derecognised when it is extinguished (i.e. when the obligation in the contract is discharged, cancelled or expires). An exchange of an existing financial liability for a new one with substantially modified terms, or a substantial modification to the terms of a financial liability, is treated as an extinguishment of the existing liability and recognition of a new financial liability.

The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

Derecognition of financial assets

A financial asset is derecognised when the holder’s contractual rights to its cash flows expires, or the asset is transferred in such a way that all the risks and rewards of ownership are substantially transferred.

All the following criteria need to be satisfied for the derecognition of a financial asset:

●	the right to receive cash flows from the asset has expired or been transferred;
●	all risk and rewards of ownership of the asset have been substantially transferred; and
●	the Consolidated Entity no longer controls the asset (i.e. it has no practical ability to make unilateral decisions to sell the asset to a third party).

On derecognition of a financial asset measured at amortised cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in profit or loss.

On derecognition of a debt instrument classified as fair value through other comprehensive income, the cumulative gain or loss previously accumulated in the investment revaluation reserve is reclassified to profit or loss.

Impairment of assets

(h) Impairment of assets

At the end of each reporting period, the Consolidated Entity assesses whether there is any indication that an asset may be impaired. The assessment will include considering external sources of information and internal sources of information, including dividends received from subsidiaries, associates or joint ventures deemed to be out of pre-acquisition profits. If such an indication exists, an impairment test is carried out on the asset by comparing the recover able amount of the asset, being the higher of the asset’s fair value less costs to sell and value in use to the asset’s carrying amount. Any excess of the asset’s carrying amount over its recoverable amount is recognised immediately in profit or loss, unless the asset is carried at a revalued amount in accordance with another Standard. Any impairment loss of a revalued asset is treated as a revaluation decrease in accordance with that other Standard.

Where it is not possible to estimate the recoverable amount of an individual asset, the Consolidated Entity estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Impairment testing is performed annually for goodwill and intangible assets with indefinite lives.

When an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Inventories

(i) Inventories

Raw materials, work in progress and finished goods are stated at the lower of cost and net realisable value on a ‘first in first out’ basis. Cost comprises of direct materials and delivery costs, direct labour, import duties and taxes, an appropriate proportion of variable and fixed overhead expenditure based on normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts received or receivable.

Raw materials, finished goods and work in progress are stated at the lower of cost and net realisable value. Cost comprises of purchase and delivery costs, net of rebates and discounts received or receivable. Costs are assigned to individual items of inventory on the ‘first in first out’ basis.

Net realisable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Right-of-use assets

(j) Right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the Consolidated Entity expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Consolidated Entity has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.

Intangible Assets Other than Goodwill

(k) Intangible Assets Other than Goodwill

Trade secrets

Trade secrets with finite useful lives that are acquired separately, including those acquired in a business combination recognised separately from goodwill, are carried at cost less accumulated amortisation and accumulated impairment losses. Amortisation is recognised on a straight-line basis over their estimated useful lives which are disclosed below. The estimated useful life and amortisation method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Research and development

Expenditure during the research phase of a project is recognised as an expense when incurred.

Under IFRS 138, An intangible asset arising from development (or from the development phase of an internal project) shall be recognised if, and only if, an entity can demonstrate all of the following:

(a)	the technical feasibility of completing the intangible asset so that it will be available for use or sale.
(b)	its intention to complete the intangible asset and use or sell it.
(c)	its ability to use or sell the intangible asset.
(d)	how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset.
(e)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.
(f)	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

Development expenditure that does not meet the criteria for capitalisation above are recognised as an expense as incurred.

Patents & trademarks

Patents and trademarks are measured initially at purchase cost and are amortised on a straight line basis over their estimated useful lives.

The amortisation rates used for each class of intangible asset with a finite useful life are:

Class of Intangible Asset	Amortisation Period

Trade Secrets	20 Years
Patents and Trademarks	20 Years

Foreign Currency Transactions and Balances

Functional and presentation currency

(l) Functional and presentation currency

The functional currency of each of the Company’s entities is measured using the currency of the primary economic environment in which that entity operates. The functional currency of Gelteq is AU$ dollars. The consolidated financial statements are presented in Australian dollars.

Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items are recognised in profit or loss, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognised directly in other comprehensive income to the extent that the underlying gain or loss is directly recognised in other comprehensive income; otherwise the exchange difference is recognised in profit or loss.

Employee Benefit Provisions

(m) Employee Benefit Provisions

Short-term obligations

Liabilities for accumulating annual leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

Other long-term employee benefit obligations

The liabilities for long service leave are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. They are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting date, regardless of when the actual settlement is expected to occur.

Cash and Cash Equivalents

(n) Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts.

Government Grants

(o) Government Grants

Government grants received on capital expenditure are generally deducted in arriving at the carrying amount of the asset purchased. Grants for revenue expenditure are recognised as other income by the Consolidated Entity. Where retention of a government grant is dependent on the Consolidated Entity satisfying certain criteria, it is initially recognised as deferred income. When the criteria for retention have been satisfied, the deferred income balance is released to the consolidated statement of comprehensive income or netted against the asset purchased.

Trade and other receivables	(p) Trade and other receivables Trade and other receivables are recognised at amortised cost, less any allowance for expected credit losses.
Trade and Other Payables

(q) Trade and Other Payables

Trade and other payables represent the liabilities for goods and services received by the entity that remain unpaid at the end of the reporting period. The balance is recognised as a current liability with the amounts normally paid within 30 days of recognition of the liability.

Trade and other payables are initially measured their fair value and subsequently measured at amortised cost using the effective interest method.

Accruals are recognised when they can be reasonably estimated and attributed to the relevant financial period. They are assessed for fair value and carried at amortised cost. They are derecognised when a liability for payment is raised as a trade or other payable.

Borrowings

(r) Borrowings

Borrowings are initially recognised at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognised in profit or loss over the year of the borrowings using the effective interest method.

Borrowings are removed from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Consolidated Entity has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowing Costs

Borrowing costs directly attributable to the acquisition, construction or production of assets that necessarily take a substantial period of time to prepare for their intended use or sale are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognised in profit or loss in the period in which they are incurred.

Convertible Notes

(s) Convertible Notes

The component parts of the convertible notes issued by the Consolidated Entity are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Consolidated Entity’s own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for a similar non-convertible instrument. This amount is recorded as a liability on an amortised cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognised and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognised in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance recognised in equity will be transferred to retained earnings. No gain or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible notes are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognised directly in equity. Transaction costs relating to the liability component are included in carrying amount of the liability component and amortised over the lives of the convertible notes using the effective interest method.

Lease liabilities

(t) Lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Consolidated Entity’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Goods and Services Tax (GST)

(u) Goods and Services Tax (GST)

Revenues, expenses and assets are recognised net of the amount of GST, except where the amount of GST incurred is not recoverable from the Australian Taxation Office (ATO).

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the ATO is included with other receivables or payables in the statement of financial position.

Earnings per Share (EPS)

(v) Earnings per Share (EPS)

Basic loss per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the period, adjusted for bonus elements in ordinary shares issued during the period.

Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares, unless anti-dilutive.

Operating segments

(w) Operating segments

Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODM’). The CODM is responsible for the allocation of resources to operating segments and assessing their performance.

Share-based payments

(x)  Share-based payments

Equity-settled and cash-settled share-based compensation benefits are provided to employees.

Equity-settled transactions

Equity-settled transactions are awards of shares, or options over shares, that are provided to employees in exchange for the rendering of services. Cash-settled transactions are awards of cash for the exchange of services, where the amount of cash is determined by reference to the share price.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is generally determined using either the Binomial or Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Consolidated Entity receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.

Cash-settled transactions

The cost of cash-settled transactions is initially, and at each reporting date until vested, determined by applying either the Binomial or Black-Scholes option pricing model, taking into consideration the terms and conditions on which the award was granted. The cumulative charge to profit or loss until settlement of the liability is calculated as follows:

●	during the vesting period, the liability at each reporting date is the fair value of the award at that date multiplied by the expired portion of the vesting period.
●	from the end of the vesting period until settlement of the award, the liability is the full fair value of the liability at the reporting date.

All changes in the liability are recognised in profit or loss. The ultimate cost of cash-settled transactions is the cash paid to settle the liability.

There are no cash settled transactions for financial year 2024 or financial year 2023.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum an expense is recognised as if the modification has not been made. An additional expense is recognised, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

If the non-vesting condition is within the control of the Consolidated Entity or employee, the failure to satisfy the condition is treated as a cancellation. If the condition is not within the control of the Consolidated Entity or employee and is not satisfied during the vesting period, any remaining expense for the award is recognised over the remaining vesting period, unless the award is forfeited.

If equity-settled awards are cancelled, it is treated as if it has vested on the date of cancellation, and any remaining expense is recognised immediately. If a new replacement award is substituted for the cancelled award, the cancelled and new award is treated as if they were a modification.

Comparative Figures

(y) Comparative Figures

When required by Accounting Standards, comparative figures have been adjusted to conform to changes in presentation for the current financial period.

Where the Consolidated Entity retrospectively applies an accounting policy, makes a retrospective restatement or reclassifies items in its financial statements, a third statement of financial position as at the beginning of the preceding period in addition to the minimum comparative consolidated financial statements is presented